Earnings per ordinary share	12 Months Ended
Dec. 31, 2024
Earnings per ordinary share
Earnings per ordinary share

6 Earnings per ordinary share

Accounting policy

Earnings per share

Basic earnings per share is calculated by dividing the profit attributable to equity holders by the weighted average number of ordinary shares in issue during the year, excluding shares held by the Company in the Employees’ Share Trust or as treasury shares.

Diluted earnings per share

Diluted earnings per share is calculated by adjusting the basic earnings per share for the effect of conversion to ordinary shares associated with dilutive potential ordinary shares, which comprise share options and awards granted to employees.

The calculations of the basic and diluted earnings per ordinary share are based on the following attributable profit and numbers of shares:

	2024	2023	2022
	$ million	$ million	$ million
Earnings
Attributable profit for the year	412	263	223

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2024	2023	2022
Number of shares (millions)
Basic weighted number of shares	873	871	872
Dilutive impact of share incentive schemes outstanding	3	2	1
Diluted weighted average number of shares	876	873	873

Earnings per ordinary share
Basic	47.2¢	30.2¢	25.5¢
Diluted	47.0¢	30.1¢	25.5¢